Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Business Combination [Line Items]
Summary of Preliminary Fair Value of the Consideration Transferred
Amount
Cash paid at closing	$2,745,031
Common stock issued to Vidello Stockholders	1,661,677
Fair value of Holdback Amount	1,861,039
Total consideration paid	$6,267,747

Summary of Provisional Purchase Price Allocation Relating to Vidello Merger

The Company made a provisional allocation of the purchase price of the Vidello Merger to the assets acquired and liabilities assumed as of the acquisition date. The following table summarizes the provisional purchase price allocation relating to the Vidello Merger:

Assets acquired:
Cash and cash equivalents	$67,551
Property and equipment, net	9,375
Intangible assets – customer relationships	551,000
Intangible Assets – trade name	736,000
Intangible Assets – developed technology	4,010,000
Total assets	$5,373,926
Liabilities assumed:
Accounts payable	705
Accrued expenses and other current liabilities	15,377
Unearned revenue, current	447,966
Deferred tax liability	1,324,250
Taxes payable	337,127
Total liabilities	$2,125,425
Total identifiable net assets	3,248,501
Goodwill recorded:
Goodwill	3,019,246
Total consideration	$6,267,747

Summary of Intangible Assets Acquired and their Associated Estimated Useful Lives

All intangible assets acquired are subject to amortization and their associated estimated useful lives are as follows:

Estimated
Intangible Assets	Useful Life
Customer relationships	6 years
Trade name	10 years
Developed technology	7 - 8 years

Summary of Pro Forma Financial Information

The pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date:

	For the year ended December 31,
	2025	2024
Revenue	$12,391,854	$10,006,674
Cost of revenue	2,379,038	2,114,675
Operating expenses	28,511,163	19,795,088
Total other expenses (income), net	3,966,478	18,045,645
Loss before income taxes attributable to common stockholders	(22,464,825)	(29,948,734)

Vidello Limited [Member]
Business Combination [Line Items]
Summary of Preliminary Fair Value of the Consideration Transferred
Amount
Cash paid at closing	$2,745
Common stock issued to Vidello Stockholders	1,662
Fair value of Holdback Amount	1,861
Total consideration paid	$6,268

Summary of Provisional Purchase Price Allocation Relating to Vidello Merger

The Company allocated the purchase price of the Vidello Merger to the assets acquired and liabilities assumed as of the acquisition date, as follows:

Assets acquired:
Cash and cash equivalents	$68
Property and equipment, net	9
Intangible assets – customer relationships	551
Intangible Assets – trade name	736
Intangible Assets – developed technology	4,010
Total assets	$5,374
Liabilities assumed:
Accounts payable	1
Accrued expenses and other current liabilities	15
Unearned revenue, current	448
Deferred tax liability	1,324
Taxes payable	337
Total liabilities	$2,125
Total identifiable net assets	3,249
Goodwill recorded:
Goodwill	3,019
Total consideration	$6,268

Summary of Intangible Assets Acquired and their Associated Estimated Useful Lives

All intangible assets acquired are subject to amortization and their associated estimated useful lives are as follows:

Estimated
Intangible Assets	Useful Life
Customer relationships	6 years
Trade name	10 years
Developed technology	7 - 8 years

Summary of Pro Forma Financial Information

The pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date:

	For the Three Months Ended March 31,
	2026	2025
Revenue	$2,696	$3,609
Cost of revenue	521	796
Operating expenses	7,955	7,753
Total other expenses (income), net	2,689	(1,337)
Loss before income taxes attributable to common stockholders	(8,469)	(3,603)